Commitments and Contingencies - Numbers of Items (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 item	Sep. 19, 2012 item
Contingencies
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.			3
Number of civil or criminal proceedings or charges filed		0
Regulatory Action | Maximum
Contingencies
Settlement | $	$ 1